15. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) - Directors Deferred Compensation Plan - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Benefits accrued with the plan	$ 61,421	$ 79,045
Expenses associated with the plan	$ 376	$ 474